Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks  — 99.1%

Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 1.0%
________________________________________________________________________________________________________
Airbus SE	128,479	$18,868,931
________________________________________________________________________________________________________
		$18,868,931
________________________________________________________________________________________________________
Banks — 7.2%
________________________________________________________________________________________________________
Bank of America Corp.(1)	1,653,108	$54,271,536
JPMorgan Chase & Co.(1)	423,984	56,118,522
PNC Financial Services Group, Inc. (The)	154,176	22,902,845
________________________________________________________________________________________________________
		$133,292,903
________________________________________________________________________________________________________
Beverages — 1.4%
________________________________________________________________________________________________________
PepsiCo, Inc.	188,438	$26,761,965
________________________________________________________________________________________________________
		$26,761,965
________________________________________________________________________________________________________
Biotechnology — 3.6%
________________________________________________________________________________________________________
Gilead Sciences, Inc.	346,896	$21,923,827
Vertex Pharmaceuticals, Inc.(1)(2)	197,003	44,729,531
________________________________________________________________________________________________________
		$66,653,358
________________________________________________________________________________________________________
Capital Markets — 1.7%
________________________________________________________________________________________________________
Goldman Sachs Group, Inc. (The)(1)	137,046	$32,582,686
________________________________________________________________________________________________________
		$32,582,686
________________________________________________________________________________________________________
Commercial Services & Supplies — 1.6%
________________________________________________________________________________________________________
Waste Management, Inc.	244,112	$29,708,430
________________________________________________________________________________________________________
		$29,708,430
________________________________________________________________________________________________________
Communications Equipment — 1.7%
________________________________________________________________________________________________________
Cisco Systems, Inc.	687,422	$31,600,789
________________________________________________________________________________________________________
		$31,600,789
________________________________________________________________________________________________________
Consumer Finance — 2.1%
________________________________________________________________________________________________________
American Express Co.(1)	295,503	$38,376,975
________________________________________________________________________________________________________
		$38,376,975
________________________________________________________________________________________________________
Diversified Telecommunication Services — 3.9%
________________________________________________________________________________________________________
AT&T, Inc.	501,071	$18,850,291
Verizon Communications, Inc.(1)	890,795	52,948,855
________________________________________________________________________________________________________
		$71,799,146
________________________________________________________________________________________________________
Electric Utilities — 1.9%
________________________________________________________________________________________________________
NextEra Energy, Inc.(1)	132,763	$35,607,037
________________________________________________________________________________________________________
		$35,607,037
________________________________________________________________________________________________________
Electrical Equipment — 1.9%
________________________________________________________________________________________________________
Eaton Corp. PLC(1)	381,158	$36,007,996
________________________________________________________________________________________________________
		$36,007,996
________________________________________________________________________________________________________
Entertainment — 3.7%
________________________________________________________________________________________________________
Live Nation Entertainment, Inc.(2)	376,875	$25,687,800
Walt Disney Co. (The)(1)	308,352	42,648,165
________________________________________________________________________________________________________
		$68,335,965
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 2.5%
________________________________________________________________________________________________________
American Tower Corp.	89,935	$20,841,537
AvalonBay Communities, Inc.	115,631	25,056,081
________________________________________________________________________________________________________
		$45,897,618
________________________________________________________________________________________________________
Food Products — 1.7%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	556,747	$31,946,143
________________________________________________________________________________________________________
		$31,946,143
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.5%
________________________________________________________________________________________________________
Abbott Laboratories(1)	475,375	$41,424,178
Danaher Corp.(1)	256,960	41,337,155
________________________________________________________________________________________________________
		$82,761,333
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 1.5%
________________________________________________________________________________________________________
Marriott International, Inc., Class A	205,568	$28,791,854
________________________________________________________________________________________________________
		$28,791,854
________________________________________________________________________________________________________
Household Durables — 1.4%
________________________________________________________________________________________________________
D.R. Horton, Inc.	432,550	$25,606,960
________________________________________________________________________________________________________
		$25,606,960
________________________________________________________________________________________________________
Household Products — 2.1%
________________________________________________________________________________________________________
Procter & Gamble Co. (The)(1)	312,635	$38,960,574
________________________________________________________________________________________________________
		$38,960,574
________________________________________________________________________________________________________
Insurance — 2.0%
________________________________________________________________________________________________________
Progressive Corp. (The)(1)	458,246	$36,975,870
________________________________________________________________________________________________________
		$36,975,870
________________________________________________________________________________________________________
Interactive Media & Services — 3.5%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(2)	21,413	$30,711,167
Facebook, Inc., Class A(1)(2)	167,024	33,723,816
________________________________________________________________________________________________________
		$64,434,983
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 3.6%
________________________________________________________________________________________________________
Amazon.com, Inc.(1)(2)	33,032	$66,352,039
________________________________________________________________________________________________________
		$66,352,039
________________________________________________________________________________________________________
IT Services — 6.0%
________________________________________________________________________________________________________
Accenture PLC, Class A(1)	201,285	$41,305,695
GoDaddy, Inc., Class A(2)	265,526	17,846,002
Visa, Inc., Class A(1)	261,243	51,979,520
________________________________________________________________________________________________________
		$111,131,217
________________________________________________________________________________________________________
Machinery — 2.0%
________________________________________________________________________________________________________
Caterpillar, Inc.(1)	282,655	$37,126,734
________________________________________________________________________________________________________
		$37,126,734
________________________________________________________________________________________________________
Metals & Mining — 2.1%
________________________________________________________________________________________________________
Franco-Nevada Corp.	146,277	$16,622,918
Steel Dynamics, Inc.	740,902	22,138,152
________________________________________________________________________________________________________
		$38,761,070
________________________________________________________________________________________________________
Multi-Utilities — 1.5%
________________________________________________________________________________________________________
Sempra Energy	171,307	$27,518,756
________________________________________________________________________________________________________
		$27,518,756
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 3.8%
________________________________________________________________________________________________________
ConocoPhillips	252,678	$15,016,653
EOG Resources, Inc.	226,982	16,549,258
Exxon Mobil Corp.	428,267	26,603,946
Phillips 66	137,046	12,521,893
________________________________________________________________________________________________________
		$70,691,750
________________________________________________________________________________________________________
Pharmaceuticals — 4.1%
________________________________________________________________________________________________________
Bristol-Myers Squibb Co.	488,223	$30,733,638
Sanofi	188,438	18,172,643
Zoetis, Inc.	201,286	27,014,594
________________________________________________________________________________________________________
		$75,920,875
________________________________________________________________________________________________________
Road & Rail — 2.0%
________________________________________________________________________________________________________
CSX Corp.(1)	496,790	$37,924,949
________________________________________________________________________________________________________
		$37,924,949
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 4.2%
________________________________________________________________________________________________________
Intel Corp.(1)	597,711	$38,211,664
Texas Instruments, Inc.(1)	329,766	39,786,268
________________________________________________________________________________________________________
		$77,997,932
________________________________________________________________________________________________________
Software — 7.8%
________________________________________________________________________________________________________
Intuit, Inc.	107,067	$30,019,446
Microsoft Corp.(1)	676,662	115,188,172
________________________________________________________________________________________________________
		$145,207,618
________________________________________________________________________________________________________
Specialty Retail — 2.6%
________________________________________________________________________________________________________
Best Buy Co., Inc.(1)	175,589	$14,870,633
Lowe's Cos., Inc.(1)	286,939	33,353,789
________________________________________________________________________________________________________
		$48,224,422
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 5.1%
________________________________________________________________________________________________________
Apple, Inc.(1)	304,069	$94,112,396
________________________________________________________________________________________________________
		$94,112,396
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 1.7%
________________________________________________________________________________________________________
NIKE, Inc., Class B	336,699	$32,424,114
________________________________________________________________________________________________________
		$32,424,114
________________________________________________________________________________________________________
Tobacco — 1.7%
________________________________________________________________________________________________________
Altria Group, Inc.(1)	672,378	$31,958,126
________________________________________________________________________________________________________
		$31,958,126
________________________________________________________________________________________________________
Total Common Stocks (identified cost $1,290,198,824)		$1,840,323,514
________________________________________________________________________________________________________
Short-Term Investments — 2.0%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(3)	37,725,138	$37,728,910
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $37,728,910)		$37,728,910
________________________________________________________________________________________________________
Total Investments — 101.1% (identified cost $1,327,927,734)		$1,878,052,424
________________________________________________________________________________________________________
Total Written Call Options — (0.2)% (premiums received $10,775,873)		$(3,878,485)
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (0.9)%		$(15,893,104)
________________________________________________________________________________________________________
Net Assets — 100.0%		$1,858,280,835
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Security (or a portion thereof) has been pledged as collateral for written options.
(2)		Non-income producing security.
(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Written Call Options — (0.2)%
Exchange-Traded Options — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
___________________________________________________________________________________________________________
S&P 500 Index	228	$73,541,856	$3,215	2/3/20	$(582,540)
S&P 500 Index	228	73,541,856	3,250	2/5/20	(410,400)
S&P 500 Index	227	73,219,304	3,290	2/7/20	(162,305)
S&P 500 Index	227	73,219,304	3,290	2/10/20	(190,680)
S&P 500 Index	227	73,219,304	3,300	2/12/20	(186,140)
S&P 500 Index	226	72,896,752	3,325	2/14/20	(103,960)
S&P 500 Index	227	73,219,304	3,315	2/18/20	(165,710)
S&P 500 Index	226	72,896,752	3,335	2/19/20	(93,790)
S&P 500 Index	225	72,574,200	3,335	2/21/20	(120,375)
S&P 500 Index	226	72,896,752	3,250	2/24/20	(858,800)
S&P 500 Index	227	73,219,304	3,300	2/26/20	(384,765)
S&P 500 Index	228	73,541,856	3,280	2/28/20	(619,020)
___________________________________________________________________________________________________________
Total					$(3,878,485)
___________________________________________________________________________________________________________

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $37,728,910, which represents 2.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$15,233,398	$141,081,386	$(118,584,170)	$(1,083)	$(621)	$37,728,910	$91,559	37,725,138

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$204,570,094	$—	$—	$204,570,094
Consumer Discretionary	201,399,389	—	—	201,399,389
Consumer Staples	129,626,808	—	—	129,626,808
Energy	70,691,750	—	—	70,691,750
Financials	241,228,434	—	—	241,228,434
Health Care	207,162,923	18,172,643	—	225,335,566
Industrials	140,768,109	18,868,931	—	159,637,040
Information Technology	460,049,952	—	—	460,049,952
Materials	38,761,070	—	—	38,761,070
Real Estate	45,897,618	—	—	45,897,618
Utilities	63,125,793	—	—	63,125,793
________________________________________________________________________________________________________
Total Common Stocks	$1,803,281,940	$37,041,574*	$—	$1,840,323,514
________________________________________________________________________________________________________
Short-Term Investments	$—	$37,728,910	$—	$37,728,910
________________________________________________________________________________________________________
Total Investments	$1,803,281,940	$74,770,484	$—	$1,878,052,424
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Written Call Options	$(3,878,485)	$—	$—	$(3,878,485)
________________________________________________________________________________________________________
Total	$(3,878,485)	$—	$—	$(3,878,485)
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

1:03:36 PM

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.